Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SSGA Active Trust
Entity Central Index Key	0001516212
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000253970
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2026 Corporate Bond ETF
Trading Symbol	MYCF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA My2026 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2026 Corporate Bond ETF	$14	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.15%
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Spreads have been incredibly resilient throughout the year. While uncertainty remains with respect to U.S. policy, the volatility we saw post “Liberation Day” was short lived. Valuations continue to look rich with spreads trading at the tight end of the range over the last 20 years. However, the macro backdrop remains solid and corporate fundamentals should continue to be supportive of current valuations.

Positive contributions to performance for the year were driven by security selection in several sectors including Aerospace & Defense, Cable & Satellite, Media & Entertainment, Food & Beverage, and Technology. We also maintained a down-in-quality bias earlier in the year that contributed to performance. As spreads continued to rally back to the tight end of the multi-year range and as the basis between the higher-quality and lower-quality segments of the market compressed to unattractive levels, we began to reduce our overweight to BBB-rated securities in favor of higher-quality securities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Performance Inception Date	Sep. 24, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 33,888,564
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ 24,390
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2025

Total Net Assets$33,888,564 Number of Portfolio Holdings249 Portfolio Turnover Rate42% Total Advisory Fees Paid$24,390
Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Vornado Realty LP, 2.15%, due 06/01/26	1.6%
Utah Acquisition Sub, Inc., 3.95%, due 06/15/26	1.5%
U.S. Bancorp, 5.73%, due 10/21/26	1.3%
Royal Bank of Canada, 4.65%, due 01/27/26	1.3%
Banco Santander SA, 4.25%, due 04/11/27	1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, due 11/10/26	1.1%
Sands China Ltd., 3.80%, due 01/08/26	1.0%
Imperial Brands Finance PLC, 3.50%, due 07/26/26	1.0%
GXO Logistics, Inc., 1.65%, due 07/15/26	1.0%
Lloyds Banking Group PLC, 4.65%, due 03/24/26	1.0%

C000253971
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2026 Municipal Bond ETF
Trading Symbol	MYMF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA My2026 Municipal Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2026 Municipal Bond ETF	$19	0.20%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.20%
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market has seen greater than average issuance over the past eleven months. Volatility has been higher as a result of uncertainty introduced into the market surrounding the fate of municipal tax-exemption prior to the passage of the federal budget. In response, investor demand was concentrated shorter on the yield curve causing the long yields to move higher in order to compensate investors for higher perceived risk. The convexity in the portfolio caused some bonds in the portfolio to extend in duration which underperformed the broader market. The higher portfolio weighting of these bonds, a function of the small AUM, versus the Index, generated the Fund underperformance relative to the Index. We continue to decrease the Fund's sensitivity to increases in rates by selling lower coupon bonds. The Fund has continued to meet its income objective by providing excess income relative to the benchmark (25 bps Yield To Worst) as well as peers (4-52 bps dividend yield).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Performance Inception Date	Sep. 24, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 7,467,512
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 9,353
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2025

Total Net Assets$7,467,512 Number of Portfolio Holdings59 Portfolio Turnover Rate48% Total Advisory Fees Paid$9,353
Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Ohio Water Development Authority Revenue, OH, 5.00%, due 06/01/26	3.8%
Delaware Transportation Authority Revenue, DE, 5.00%, due 09/01/26	3.1%
State Public School Building Authority Revenue, PA, 5.00%, due 06/01/36	3.0%
Grand Rapids Public Schools, General Obligation, MI, 5.00%, due 05/01/38	3.0%
Commonwealth of Pennsylvania, General Obligation, PA, 4.00%, due 02/01/33	3.0%
City of Waxahachie, General Obligation, TX, 4.00%, due 08/01/36	3.0%
Illinois Finance Authority Revenue, IL, 4.00%, due 10/01/34	3.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, 4.00%, due 08/01/37	3.0%
Arcadia Unified School District, General Obligation, CA, 4.00%, due 08/01/38	3.0%
State of Connecticut Special Tax Revenue, CT, 5.00%, due 09/01/27	2.7%

C000253976
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2027 Corporate Bond ETF
Trading Symbol	MYCG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA My2027 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2027 Corporate Bond ETF	$14	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.15%
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Spreads have been incredibly resilient throughout the year. While uncertainty remains with respect to U.S. policy, the volatility we saw post “Liberation Day” was short lived. Valuations continue to look rich with spreads trading at the tight end of the range over the last 20 years. However, the macro backdrop remains solid and corporate fundamentals should continue to be supportive of current valuations.

Positive contributions to performance for the year were driven by security selection in several sectors including Aerospace & Defense, Cable & Satellite, Media & Entertainment, Food & Beverage, and Technology. We also maintained a down-in-quality bias earlier in the year that contributed to performance. As spreads continued to rally back to the tight end of the multi-year range and as the basis between the higher-quality and lower-quality segments of the market compressed to unattractive levels, we began to reduce our overweight to BBB-rated securities in favor of higher-quality securities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Performance Inception Date	Sep. 24, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 21,297,102
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 17,204
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2025

Total Net Assets$21,297,102 Number of Portfolio Holdings202 Portfolio Turnover Rate13% Total Advisory Fees Paid$17,204
Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
General Motors Co., 6.80%, due 10/01/27	1.8%
AbbVie, Inc., 4.80%, due 03/15/27	1.6%
BAT Capital Corp., 4.70%, due 04/02/27	1.5%
Ford Motor Credit Co. LLC, 5.80%, due 03/05/27	1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, due 04/15/27	1.3%
Glencore Funding LLC, 4.00%, due 03/27/27	1.2%
L3Harris Technologies, Inc., 5.40%, due 01/15/27	1.2%
HCA, Inc., 4.50%, due 02/15/27	1.1%
Berry Global, Inc., 1.65%, due 01/15/27	1.1%
Howmet Aerospace, Inc., 5.90%, due 02/01/27	1.1%

C000253972
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2027 Municipal Bond ETF
Trading Symbol	MYMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA My2027 Municipal Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2027 Municipal Bond ETF	$19	0.20%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.20%
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market has seen greater than average issuance over the past eleven months. Volatility has been higher as a result of uncertainty introduced into the market surrounding the fate of municipal tax-exemption prior to the passage of the federal budget. In response, investor demand was concentrated shorter on the yield curve causing the long yields to move higher in order to compensate investors for higher perceived risk. The convexity in the portfolio caused some bonds in the portfolio to extend in duration which underperformed the broader market. The higher portfolio weighting of these bonds, a function of the small AUM, versus the Index, generated the Fund underperformance relative to the Index. We continue to decrease the Fund’s sensitivity to increases in rates by selling lower coupon bonds. The Fund has continued to meet its income objective by providing excess income relative to the benchmark (13 bps Yield To Worst) as well as peers (33-63 bps dividend yield).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Performance Inception Date	Sep. 24, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 6,168,684
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 9,280
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2025

Total Net Assets$6,168,684 Number of Portfolio Holdings60 Portfolio Turnover Rate87% Total Advisory Fees Paid$9,280
Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Trinity River Authority Central Regional Wastewater System Revenue, TX, 5.00%, due 08/01/26	4.6%
Green Bay Area Public School District, General Obligation, WI, 5.00%, due 04/01/27	4.2%
Virginia Public Building Authority Revenue, VA, 5.00%, due 08/01/27	3.8%
North Carolina Turnpike Authority Revenue, NC, 5.00%, due 01/01/32	3.7%
Metropolitan Government of Nashville & Davidson County, General Obligation, TN, 5.00%, due 01/01/27	3.7%
Valley Park Fire Protection District, General Obligation, MO, 4.00%, due 03/01/37	3.7%
State of Connecticut Special Tax Revenue, CT, 5.00%, due 09/01/27	3.6%
State of Iowa Board of Regents Revenue, IA, 5.00%, due 09/01/27	3.4%
Village of Rosemont, General Obligation, IL, 5.00%, due 12/01/46	3.3%
Village of Elk Grove Village, General Obligation, IL, 5.00%, due 01/01/36	3.3%

C000253977
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2028 Corporate Bond ETF
Trading Symbol	MYCH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA My2028 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2028 Corporate Bond ETF	$14	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.15%
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Spreads have been incredibly resilient throughout the year. While uncertainty remains with respect to U.S. policy, the volatility we saw post “Liberation Day” was short lived. Valuations continue to look rich with spreads trading at the tight end of the range over the last 20 years. However, the macro backdrop remains solid and corporate fundamentals should continue to be supportive of current valuations.

Positive contributions to performance for the year were driven by security selection in several sectors including Aerospace & Defense, Cable & Satellite, Media & Entertainment, Food & Beverage, and Technology. We also maintained a down-in-quality bias earlier in the year that contributed to performance. As spreads continued to rally back to the tight end of the multi-year range and as the basis between the higher-quality and lower-quality segments of the market compressed to unattractive levels, we began to reduce our overweight to BBB-rated securities in favor of higher-quality securities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Performance Inception Date	Sep. 24, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 26,358,230
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 22,227
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2025

Total Net Assets$26,358,230 Number of Portfolio Holdings145 Portfolio Turnover Rate14% Total Advisory Fees Paid$22,227
Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Micron Technology, Inc., 5.38%, due 04/15/28	2.8%
Kenvue, Inc., 5.05%, due 03/22/28	2.6%
T-Mobile USA, Inc., 4.80%, due 07/15/28	1.8%
CVS Health Corp., 4.30%, due 03/25/28	1.8%
Toyota Motor Corp., 5.12%, due 07/13/28	1.8%
Extra Space Storage LP, 5.70%, due 04/01/28	1.7%
JPMorgan Chase & Co., 4.01%, due 04/23/29	1.7%
L3Harris Technologies, Inc., 4.40%, due 06/15/28	1.6%
Broadcom, Inc., 4.11%, due 09/15/28	1.6%
Astrazeneca Finance LLC, 4.88%, due 03/03/28	1.5%

C000253973
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2028 Municipal Bond ETF
Trading Symbol	MYMH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA My2028 Municipal Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2028 Municipal Bond ETF	$19	0.20%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.20%
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market has seen greater than average issuance over the past eleven months. Volatility has been higher as a result of uncertainty introduced into the market surrounding the fate of municipal tax-exemption prior to the passage of the federal budget. In response, investor demand was concentrated shorter on the yield curve causing the long yields to move higher in order to compensate investors for higher perceived risk. The convexity in the portfolio caused some bonds in the portfolio to extend in duration which underperformed the broader market. The higher portfolio weighting of these bonds, a function of the small AUM, versus the Index, generated the Fund underperformance relative to the Index. We continue to decrease the Fund’s sensitivity to increases in rates by selling lower coupon bonds. The Fund has continued to meet its income objective by providing excess income relative to the benchmark (31 bps Yield To Worst) as well as peers (11-73 bps dividend yield).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Performance Inception Date	Sep. 24, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 4,890,672
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 9,197
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2025

Total Net Assets$4,890,672 Number of Portfolio Holdings48 Portfolio Turnover Rate96% Total Advisory Fees Paid$9,197
Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State of Connecticut, General Obligation, CT, 5.00%, due 03/15/28	4.9%
Municipal Electric Authority of Georgia Revenue, GA, 5.00%, due 01/01/28	4.7%
Texas Water Development Board Revenue, TX, 5.00%, due 04/15/49	4.6%
Ohio Higher Educational Facility Commission Revenue, OH, 4.00%, due 12/01/35	4.6%
Hurst-Euless-Bedford Independent School District, General Obligation, TX, 4.00%, due 08/15/38	4.5%
City of Columbus, General Obligation, OH, 5.00%, due 04/01/28	4.4%
Virginia Public Building Authority Revenue, VA, 5.00%, due 08/01/28	4.2%
San Mateo County Community College District, General Obligation, CA, 5.00%, due 09/01/45	4.2%
Miami-Dade County Educational Facilities Authority Revenue, FL, 5.00%, due 04/01/34	4.0%
Lower Colorado River Authority Revenue, TX, 5.00%, due 05/15/48	4.0%

C000253978
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2029 Corporate Bond ETF
Trading Symbol	MYCI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA My2029 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2029 Corporate Bond ETF	$14	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.15%
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Spreads have been incredibly resilient throughout the year. While uncertainty remains with respect to U.S. policy, the volatility we saw post “Liberation Day” was short lived. Valuations continue to look rich with spreads trading at the tight end of the range over the last 20 years. However, the macro backdrop remains solid and corporate fundamentals should continue to be supportive of current valuations.

Positive contributions to performance for the year were driven by security selection in several sectors including Aerospace & Defense, Cable & Satellite, Media & Entertainment, Food & Beverage, and Technology. We also maintained a down-in-quality bias earlier in the year that contributed to performance. As spreads continued to rally back to the tight end of the multi-year range and as the basis between the higher-quality and lower-quality segments of the market compressed to unattractive levels, we began to reduce our overweight to BBB-rated securities in favor of higher-quality securities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Performance Inception Date	Sep. 24, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 25,059,403
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 20,721
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2025

Total Net Assets$25,059,403 Number of Portfolio Holdings162 Portfolio Turnover Rate9% Total Advisory Fees Paid$20,721
Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, due 01/15/29	2.2%
Philip Morris International, Inc., 5.63%, due 11/17/29	2.1%
Toll Brothers Finance Corp., 3.80%, due 11/01/29	1.8%
Broadcom, Inc., 5.05%, due 07/12/29	1.6%
AT&T, Inc., 4.35%, due 03/01/29	1.5%
Genuine Parts Co., 4.95%, due 08/15/29	1.5%
AbbVie, Inc., 4.80%, due 03/15/29	1.4%
American Tower Corp., 3.80%, due 08/15/29	1.3%
Home Depot, Inc., 4.75%, due 06/25/29	1.3%
Boeing Co., 6.30%, due 05/01/29	1.3%

C000253974
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2029 Municipal Bond ETF
Trading Symbol	MYMI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA My2029 Municipal Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2029 Municipal Bond ETF	$19	0.20%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.20%
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market has seen greater than average issuance over the past eleven months. Volatility has been higher as a result of uncertainty introduced into the market surrounding the fate of municipal tax-exemption prior to the passage of the federal budget. In response, investor demand was concentrated shorter on the yield curve causing the long yields to move higher in order to compensate investors for higher perceived risk. The convexity in the portfolio caused some bonds in the portfolio to extend in duration which underperformed the broader market. The higher portfolio weighting of these bonds, a function of the small AUM, versus the Index, generated the Fund underperformance relative to the Index. We continue to decrease the Fund’s sensitivity to increases in rates by selling lower coupon bonds. The Fund has continued to meet its income objective by providing excess income relative to the benchmark (20 bps Yield To Worst) as well as peers (11-50 bps dividend yield).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Performance Inception Date	Sep. 24, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 9,792,185
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 13,568
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2025

Total Net Assets$9,792,185 Number of Portfolio Holdings72 Portfolio Turnover Rate52% Total Advisory Fees Paid$13,568
Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State of Wisconsin, General Obligation, WI, 5.00%, due 05/01/29	4.7%
Alabama Public School & College Authority Revenue, AL, 5.00%, due 11/01/29	3.4%
State of Iowa Board of Regents Revenue, IA, 5.00%, due 09/01/29	3.4%
Oregon State Lottery Revenue, OR, 5.00%, due 04/01/29	3.3%
Aubrey Independent School District, General Obligation, TX, 5.00%, due 02/15/29	3.3%
Clark County School District, General Obligation, NV, 5.00%, due 06/15/29	3.2%
New York City Municipal Water Finance Authority Revenue, NY, 5.00%, due 06/15/40	3.2%
State of Ohio Revenue, OH, 5.00%, due 12/15/28	3.1%
County of Hamilton Sales Tax Revenue, OH, 5.00%, due 12/01/29	2.5%
State of Utah, General Obligation, UT, 5.00%, due 07/01/29	2.5%

C000253979
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2030 Corporate Bond ETF
Trading Symbol	MYCJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA My2030 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2030 Corporate Bond ETF	$14	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.15%
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Spreads have been incredibly resilient throughout the year. While uncertainty remains with respect to U.S. policy, the volatility we saw post “Liberation Day” was short lived. Valuations continue to look rich with spreads trading at the tight end of the range over the last 20 years. However, the macro backdrop remains solid and corporate fundamentals should continue to be supportive of current valuations.

Positive contributions to performance for the year were driven by security selection in several sectors including Aerospace & Defense, Cable & Satellite, Media & Entertainment, Food & Beverage, and Technology. We also maintained a down-in-quality bias earlier in the year that contributed to performance. As spreads continued to rally back to the tight end of the multi-year range and as the basis between the higher-quality and lower-quality segments of the market compressed to unattractive levels, we began to reduce our overweight to BBB-rated securities in favor of higher-quality securities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Performance Inception Date	Sep. 24, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 21,272,018
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 17,858
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2025

Total Net Assets$21,272,018 Number of Portfolio Holdings140 Portfolio Turnover Rate19% Total Advisory Fees Paid$17,858
Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Kenvue, Inc., 5.00%, due 03/22/30	2.3%
Northrop Grumman Corp., 4.40%, due 05/01/30	1.9%
Philip Morris International, Inc., 5.50%, due 09/07/30	1.9%
Micron Technology, Inc., 4.66%, due 02/15/30	1.8%
Carrier Global Corp., 2.72%, due 02/15/30	1.8%
Energy Transfer LP, 6.40%, due 12/01/30	1.8%
AT&T, Inc., 4.30%, due 02/15/30	1.7%
Boeing Co., 5.15%, due 05/01/30	1.7%
T-Mobile USA, Inc., 3.88%, due 04/15/30	1.7%
UnitedHealth Group, Inc., 5.30%, due 02/15/30	1.7%

C000253975
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2030 Municipal Bond ETF
Trading Symbol	MYMJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA My2030 Municipal Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2030 Municipal Bond ETF	$19	0.20%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.20%
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market has seen greater than average issuance over the past eleven months. Volatility has been higher as a result of uncertainty introduced into the market surrounding the fate of municipal tax-exemption prior to the passage of the federal budget. In response, investor demand was concentrated shorter on the yield curve causing the long yields to move higher in order to compensate investors for higher perceived risk. The convexity in the portfolio caused some bonds in the portfolio to extend in duration which underperformed the broader market. The higher portfolio weighting of these bonds, a function of the small AUM, versus the Index, generated the Fund underperformance relative to the Index. We continue to decrease the Fund’s sensitivity to increases in rates by selling lower coupon bonds. The Fund has continued to meet its income objective by providing excess income relative to the benchmark (23 bps Yield To Worst) as well as peers (15-62 bps dividend yield).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Performance Inception Date	Sep. 24, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 8,574,255
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 14,003
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2025

Total Net Assets$8,574,255 Number of Portfolio Holdings64 Portfolio Turnover Rate75% Total Advisory Fees Paid$14,003
Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
New York Transportation Development Corp. Revenue, NY, 5.00%, due 12/01/37	3.6%
Empire State Development Corp. Revenue, NY, 5.00%, due 03/15/38	3.2%
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH, 5.00%, due 06/01/33	3.2%
State of Connecticut Special Tax Revenue, CT, 5.00%, due 05/01/37	3.1%
Oklahoma Capitol Improvement Authority Revenue, OK, 5.00%, due 07/01/30	3.1%
Pennsylvania Turnpike Commission Revenue, PA, 5.00%, due 12/01/30	3.1%
City of Philadelphia Water & Wastewater Revenue, PA, 5.00%, due 11/01/39	2.9%
Alabama Public School & College Authority Revenue, AL, 5.00%, due 11/01/34	2.8%
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX, 5.00%, due 07/01/31	2.8%
Chelan County Public Utility District No. 1 Revenue, WA, 4.00%, due 07/01/36	2.6%

C000253980
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2031 Corporate Bond ETF
Trading Symbol	MYCK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA My2031 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2031 Corporate Bond ETF	$14	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.15%
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Spreads have been incredibly resilient throughout the year. While uncertainty remains with respect to U.S. policy, the volatility we saw post “Liberation Day” was short lived. Valuations continue to look rich with spreads trading at the tight end of the range over the last 20 years. However, the macro backdrop remains solid and corporate fundamentals should continue to be supportive of current valuations.

Positive contributions to performance for the year were driven by security selection in several sectors including Aerospace & Defense, Cable & Satellite, Media & Entertainment, Food & Beverage, and Technology. We also maintained a down-in-quality bias earlier in the year that contributed to performance. As spreads continued to rally back to the tight end of the multi-year range and as the basis between the higher-quality and lower-quality segments of the market compressed to unattractive levels, we began to reduce our overweight to BBB-rated securities in favor of higher-quality securities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Performance Inception Date	Sep. 24, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 6,273,375
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 8,038
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2025

Total Net Assets$6,273,375 Number of Portfolio Holdings115 Portfolio Turnover Rate9% Total Advisory Fees Paid$8,038
Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Broadcom, Inc., 5.15%, due 11/15/31	2.5%
AbbVie, Inc., 4.95%, due 03/15/31	2.5%
Philip Morris International, Inc., 5.13%, due 02/13/31	2.1%
Extra Space Storage LP, 5.90%, due 01/15/31	2.1%
Micron Technology, Inc., 5.30%, due 01/15/31	2.1%
AT&T, Inc., 2.75%, due 06/01/31	2.0%
General Motors Financial Co., Inc., 5.60%, due 06/18/31	2.0%
T-Mobile USA, Inc., 3.50%, due 04/15/31	1.8%
Charles Schwab Corp., 2.30%, due 05/13/31	1.8%
Berry Global, Inc., 5.80%, due 06/15/31	1.6%

C000253981
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2032 Corporate Bond ETF
Trading Symbol	MYCL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA My2032 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2032 Corporate Bond ETF	$14	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.15%
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Spreads have been incredibly resilient throughout the year. While uncertainty remains with respect to U.S. policy, the volatility we saw post “Liberation Day” was short lived. Valuations continue to look rich with spreads trading at the tight end of the range over the last 20 years. However, the macro backdrop remains solid and corporate fundamentals should continue to be supportive of current valuations.

Positive contributions to performance for the year were driven by security selection in several sectors including Aerospace & Defense, Cable & Satellite, Media & Entertainment, Food & Beverage, and Technology. We also maintained a down-in-quality bias earlier in the year that contributed to performance. As spreads continued to rally back to the tight end of the multi-year range and as the basis between the higher-quality and lower-quality segments of the market compressed to unattractive levels, we began to reduce our overweight to BBB-rated securities in favor of higher-quality securities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Performance Inception Date	Sep. 24, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 6,219,696
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 8,063
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2025

Total Net Assets$6,219,696 Number of Portfolio Holdings90 Portfolio Turnover Rate9% Total Advisory Fees Paid$8,063
Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Broadcom, Inc., 4.30%, due 11/15/32	3.1%
Philip Morris International, Inc., 5.75%, due 11/17/32	2.2%
Amazon.com, Inc., 4.70%, due 12/01/32	2.1%
Advanced Micro Devices, Inc., 3.92%, due 06/01/32	2.0%
T-Mobile USA, Inc., 2.70%, due 03/15/32	1.9%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.00%, due 05/15/32	1.8%
Dick's Sporting Goods, Inc., 3.15%, due 01/15/32	1.8%
Verizon Communications, Inc., 2.36%, due 03/15/32	1.8%
AT&T, Inc., 2.25%, due 02/01/32	1.8%
Church & Dwight Co., Inc., 5.60%, due 11/15/32	1.8%

C000253982
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2033 Corporate Bond ETF
Trading Symbol	MYCM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA My2033 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2033 Corporate Bond ETF	$14	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.15%
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Spreads have been incredibly resilient throughout the year. While uncertainty remains with respect to U.S. policy, the volatility we saw post “Liberation Day” was short lived. Valuations continue to look rich with spreads trading at the tight end of the range over the last 20 years. However, the macro backdrop remains solid and corporate fundamentals should continue to be supportive of current valuations.

Positive contributions to performance for the year were driven by security selection in several sectors including Aerospace & Defense, Cable & Satellite, Media & Entertainment, Food & Beverage, and Technology. We also maintained a down-in-quality bias earlier in the year that contributed to performance. As spreads continued to rally back to the tight end of the multi-year range and as the basis between the higher-quality and lower-quality segments of the market compressed to unattractive levels, we began to reduce our overweight to BBB-rated securities in favor of higher-quality securities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Performance Inception Date	Sep. 24, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 6,207,167
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 7,976
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2025

Total Net Assets$6,207,167 Number of Portfolio Holdings84 Portfolio Turnover Rate7% Total Advisory Fees Paid$7,976
Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Philip Morris International, Inc., 5.38%, due 02/15/33	2.4%
Duke Energy Florida LLC, 5.88%, due 11/15/33	2.4%
National Grid PLC, 5.81%, due 06/12/33	2.4%
Micron Technology, Inc., 5.88%, due 09/15/33	2.4%
Exelon Corp., 5.30%, due 03/15/33	2.3%
Corebridge Financial, Inc., 6.05%, due 09/15/33	2.0%
Vale Overseas Ltd., 6.13%, due 06/12/33	1.9%
ONEOK, Inc., 6.05%, due 09/01/33	1.9%
BP Capital Markets America, Inc., 4.89%, due 09/11/33	1.8%
Apollo Global Management, Inc., 6.38%, due 11/15/33	1.8%

C000253983
Shareholder Report [Line Items]
Fund Name	SPDR SSGA My2034 Corporate Bond ETF
Trading Symbol	MYCN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA My2034 Corporate Bond ETF (the "Fund") for the period of September 24, 2024 (commencement of operations) through August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA My2034 Corporate Bond ETF	$14	0.15%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.15%
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Spreads have been incredibly resilient throughout the year. While uncertainty remains with respect to U.S. policy, the volatility we saw post “Liberation Day” was short lived. Valuations continue to look rich with spreads trading at the tight end of the range over the last 20 years. However, the macro backdrop remains solid and corporate fundamentals should continue to be supportive of current valuations.

Positive contributions to performance for the year were driven by security selection in several sectors including Aerospace & Defense, Cable & Satellite, Media & Entertainment, Food & Beverage, and Technology. We also maintained a down-in-quality bias earlier in the year that contributed to performance. As spreads continued to rally back to the tight end of the multi-year range and as the basis between the higher-quality and lower-quality segments of the market compressed to unattractive levels, we began to reduce our overweight to BBB-rated securities in favor of higher-quality securities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Performance Inception Date	Sep. 24, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 7,402,239
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 9,106
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2025

Total Net Assets$7,402,239 Number of Portfolio Holdings109 Portfolio Turnover Rate27% Total Advisory Fees Paid$9,106
Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
General Motors Financial Co., Inc., 5.95%, due 04/04/34	3.2%
Imperial Brands Finance PLC, 5.88%, due 07/01/34	2.8%
AbbVie, Inc., 5.05%, due 03/15/34	2.0%
Broadcom, Inc., 3.47%, due 04/15/34	1.9%
DTE Electric Co., 5.20%, due 03/01/34	1.9%
Southern Co., 5.70%, due 03/15/34	1.8%
Carrier Global Corp., 5.90%, due 03/15/34	1.7%
Anheuser-Busch InBev Worldwide, Inc., 5.00%, due 06/15/34	1.7%
T-Mobile USA, Inc., 5.15%, due 04/15/34	1.6%
Energy Transfer LP, 5.60%, due 09/01/34	1.5%